CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Receivables from Financing Activities (Details) - Loans to consumers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
At January 1,	€ 13,195	€ 7,480
Changes in allowance account for credit losses of financial assets [abstract]
Additional provisions	2,737	9,502
Utilizations	(4,507)	(3,078)
Releases	(1,270)	0
Other changes	1,049	(709)
At December 31,	€ 11,204	€ 13,195